Insurance Contract Liabilities - Fair Value/Change In Interest Rates (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Carrying value	$ 35,722.6	$ 35,353.9
Insurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	35,248.0	34,560.2
Carrying value	35,722.6	35,353.9
Ceded reinsurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	8,049.4	7,276.2
Carrying value	8,518.5	7,749.9
100 basis point increase | Insurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	34,240.4	33,539.0
100 basis point increase | Ceded reinsurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	7,836.5	7,074.1
100 basis point decrease | Insurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	36,343.0	35,686.3
100 basis point decrease | Ceded reinsurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	$ 8,285.1	$ 7,494.8